Employee costs - Employee (Details)	Dec. 31, 2021 employee	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees
Number of employees	5,800	5,761	4,875	4,656
Europe
Employees
Number of employees		3,196	2,938	2,847
Americas
Employees
Number of employees		2,565	1,937	1,809